Basis of preparation (Details) $ / shares in Units, € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Apr. 30, 2023 EUR (€)	Apr. 30, 2023 USD ($)	Dec. 31, 2022 $ / shares	Jan. 31, 2022 $ / shares shares	Jan. 01, 2021 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of changes in accounting estimates [line items]
Number of securities called by warrants | shares	1						1,343,727
Exercise price of warrants | $ / shares						$ 7.72	$ 7.72
Share issue related cost	€ 450	€ 0	€ 780
Profit/(loss)	(31,841)	(46,246)	(21,986)
Comprehensive loss	31,917	45,703	22,034
Loss before taxes from continuing operations	(38,596)	(57,422)	(59,814)
Loss for the year from continuing operations	(38,703)	(57,352)	(60,038)
Loss of operations resulting in operating cash outflow	(26,488)	(21,739)	8,462
Accumulated deficit	(141,300)
Equity	7,411	27,258	64,926					€ 64,926	€ 58,679
Property, plant and equipment	6,808	9,464	16,590					16,590
Lease liability	15,436	18,724	21,205						21,704
Net income from discontinued operations, net of tax	6,862	11,106	38,052
Trade receivables and contract assets	16,548	23,462	28,988					28,988
Other liabilities	202	960	640					640
Revenue	47,473	42,234	38,453
Impairment of financial assets		827	3,636
Accumulated deficit and other reserves	(141,265)	(109,540)	(63,739)					(63,739)
Short term debt obligation	3,400
Cash and cash equivalents	35,951	17,818	48,156					48,156	41,095
COVID 19 Segment Discontinued Operations
Disclosure of changes in accounting estimates [line items]
Loss before taxes from continuing operations	6,875	11,152	38,110
Net income from discontinued operations, net of tax	6,862	11,106	38,052
Revenue	19,455	146,334	89,218
Unadjusted differences identified in trade receivables		(57)	(127)
Unadjusted differences identified in revenue		(57)	(127)
Adjustment
Disclosure of changes in accounting estimates [line items]
Profit/(loss)		606	(608)
Comprehensive loss		(606)	608
Accumulated deficit								€ (851)
Equity		(245)	(851)						€ (243)
Property, plant and equipment		1,317
Lease liability		273
Depreciation expense		(1,317)
Other operating income (expense)		273
Net income from discontinued operations, net of tax		1,590
Trade receivables and contract assets		(875)	(211)
Other liabilities		960	640
Revenue		(1,355)	(710)
Impairment of financial assets		(313)	(102)
Accumulated deficit and other reserves		(245)	(851)
Adjustment | COVID 19 Segment Discontinued Operations
Disclosure of changes in accounting estimates [line items]
Unadjusted differences identified in trade receivables		(57)	(127)
Unadjusted differences identified in revenue		€ (57)	€ (127)
Warrants
Disclosure of changes in accounting estimates [line items]
Share issue related cost	€ 68
Loan and Security Agreement
Disclosure of changes in accounting estimates [line items]
Prepayments of Borrowings | $					$ 5.0
Loan and Security Agreement | Minimum
Disclosure of changes in accounting estimates [line items]
Collateral Amount				€ 9,100